STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	May 19, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of options outstanding	$ 0		$ 437,000
Intrinsic value of all options exercised	1,961,000		18,000	$ 380,000
Net cash proceeds from exercise of stock options	0	$ 15,000	0	0
Share based compensation expense before income taxes	559,000	320,000	463,000	413,000
Share based compensation expense after income taxes	$ 442,000	$ 253,000	$ 366,000	$ 326,000
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of price of common stock at which employees are able to acquire	85.00%
Shares available	593.03
2011 Executive Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards authorized						2,500,000
Shares issued under Plan	1,425,008		431,032
Awards eligible for grant	1,074,992		623,083
2011 Executive Incentive Compensation Plan [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			25.00%
ESOP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period	1 year		1 year
Initial award vesting period	2 years		2 years
Award vesting period	6 years		6 years
ESOP contributions	$ 329,968
Shares of ESOP allocated to accounts of eligible employees			706,287		72,203
ESOP [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage	20.00%		20.00%